INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

Note 6. INTANGIBLE ASSETS

The components of the intangibles assets consisted of the following:

	September 30,	December 31,
	2012	2011
	(Unaudited)
Customer Relationships	$5,815,000	$890,000	5 to 14 years
Trade Names	770,000	770,000	20 years
Technical Know-how	660,000	660,000	10 years
Non-Compete	50,000	-	5 years
Professional Certifications	15,000	15,000	.25 to 2 years
Total Intangible Assets	7,310,000	2,335,000
Less: Accumulated Amortization	(1,130,000)	(728,000)
Intangible Assets, net	$6,180,000	$1,607,000

The expense for the amortization of intangibles for the three months ended September 30, 2012 and 2011 were approximately $318,000 and $42,000, respectively. The expense for the amortization of intangibles for the nine months ended September 30, 2012 and 2011 were approximately $402,000 and $126,000, respectively.

Note 6. INTANGIBLE ASSETS

The components of the intangibles assets at December 31, consisted of the following:

	2011	2010

Customer Relationships	$890,000	$890,000	11 to 14 years
Trade Names	770,000	770,000	20 years
Technical Know-how	660,000	660,000	10 years
Professional Certifications	15,000	15,000	.25 to 2 years
Total Intangible Assets	2,335,000	2,335,000
Less: Accumulated Amortization	(728,000)	(560,000)
Intangible Assets, net	$1,607,000	$1,775,000

The expense for the amortization of the intangibles for both the years ended December 31, 2011 and 2011 was $168,000.

Future amortization of intangibles is as follows:

For the twelve months ending	Amount
December 31, 2012	$168,000
December 31, 2013	168,000
December 31, 2014	168,000
December 31, 2015	168,000
December 31, 2016	168,000
Thereafter	767,000
Total	$1,607,000